REVERSE RECAPITALIZATION - Shares issued following consummation of business combination (Details) - shares		12 Months Ended
	Jul. 12, 2024	Dec. 31, 2024	Sep. 30, 2025	Jul. 11, 2024	Dec. 31, 2023
REVERSE RECAPITALIZATION
Common Stock, Shares, Outstanding	21,124,057	29,093,289	94,610,973	3,898,781	13,338,250
Stock Redeemed or Called During Period, Shares	(3,665,639)	(3,665,639)
Common stock of MCAC		233,142
MCAC founder shares		2,300,000
Rights issued to shareholders		920,000
Shares purchased by investor		3,248,466
Business Combination and forward purchase agreement financing shares		6,701,608
Legacy ConnectM shares		14,422,449
Issuance of Representative Shares (in shares)		7,969,232